Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Amundi Multi Sector Bond Fund
Supplement dated January 17, 2024
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Amundi Multi Sector Bond Fund
Effective immediately, the Prospectus is amended as follows:
1.	The first paragraph under the section entitled “Performance” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
2.
The table under the section entitled “Performance - Average Annual Total Returns (For the Periods Ended December 31, 2022)” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	-2.30%	2.67%	2.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	-13.01%	0.02%	1.06%

NVIT Amundi Multi Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Amundi Multi Sector Bond Fund
Supplement dated January 17, 2024
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Amundi Multi Sector Bond Fund
Effective immediately, the Prospectus is amended as follows:
1.	The first paragraph under the section entitled “Performance” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
2.
The table under the section entitled “Performance - Average Annual Total Returns (For the Periods Ended December 31, 2022)” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	-2.30%	2.67%	2.77%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	-13.01%	0.02%	1.06%

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
NVIT Amundi Multi Sector Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	2.77%
NVIT Amundi Multi Sector Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%